Tax and Social Security Obligations - Summary Of Tax And Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax and Social Security Obligations [Abstract]
Income Tax (IRPJ and CSLL)	R$ 264,258	R$ 69,001
Contributions over revenue (PIS and COFINS)	34,247	16,368
Taxes on services (ISS)	18,141	9,399
Contributions for Social Security (INSS)	7,712	3,368
Others	20,973	4,985
Total	345,331	103,121
Current	345,331	103,121
Non-current